Vessels Under Construction (Tables)	12 Months Ended
Dec. 31, 2023
Vessels Under Construction
Schedule of vessels under construction

Balance – January 1, 2022	18,193,257
Additions during the period	178,459,120
Transfers during the period to vessels, net	(196,652,377)
Balance – December 31, 2022	—